Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
ClearBridge International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CLEARBRIDGE<br/>INTERNATIONAL GROWTH<br/>FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds distributed through Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your Service Agent, in the fund’s Prospectus on page 19 under the heading “Sales charges,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” on page A-1 of the fund’s Prospectus and in the fund’s Statement of Additional Information (“SAI”) on page 79 under the heading “Sales Charge Waivers and Reductions for Class A and Class A2 Shares.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with LMIS to sell shares of the fund.

		If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees<br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%)<br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds distributed through Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other expenses” for Class A, Class C and Class I shares have been restated to exclude fees recaptured pursuant to the fund’s expense limitation arrangements. For the year ended October 31, 2018, amounts recaptured totaled 0.01%, 0.02% and 0.03% for Class A, Class C and Class I shares, respectively.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	 Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	 Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund normally invests primarily in common stocks of foreign companies that, in the portfolio managers’ opinion, appear to offer above average growth potential and trade at a significant discount to the portfolio managers’ assessment of their intrinsic value. Intrinsic value, according to the portfolio managers, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company’s ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. The fund may invest in common stocks of foreign companies of any size located throughout the world. The portfolio managers consider foreign companies to include those organized, headquartered or with substantial operations outside of the United States. However, the fund is not precluded from purchasing stocks of U.S. companies. These companies may be located, or have substantial operations, in emerging markets, provided that the fund will normally not invest more than 10% of its net assets, at the time of purchase, in securities of companies domiciled in emerging markets. The fund’s policy is to remain substantially invested in common stocks or securities convertible into or exchangeable for common stock. Any income realized will be incidental to the fund’s objective.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The stock markets are volatile and the market prices of the fund’s equity securities may decline generally. Equity securities may have greater price volatility than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.

Foreign investments and emerging markets risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Market events risk. In the past decade financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); measures to address budget deficits; downgrading of sovereign debt; changes in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.

U.S. and non-U.S. governments and central banks have provided significant support to financial markets, including by keeping interest rates at historically low levels. The U.S. Federal Reserve is reducing its market support activities and has begun raising interest rates. Certain non-U.S. governments and central banks have implemented or may implement so-called negative rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries and other events affecting global markets, such as the United Kingdom’s expected exit from the European Union (or Brexit), are affecting many aspects of financial regulation and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

Issuer risk. The market price of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, due to factors specifically relating to the security’s issuer, such as disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, changes in management, corporate actions, negative perception in the marketplace, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may have greater potential for losses.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Portfolio management risk. The value of your investment may decrease if the manager’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools and data used by the manager. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the manager and could have an adverse effect on the value or performance of the fund.

Growth investing risk. The fund’s growth-oriented investment style may increase the risks of investing in the fund. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth securities may also be more volatile than other investments because they often do not pay dividends. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on value stocks.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Market sector risk. The fund may be significantly overweight or underweight in certain companies, industries or market sectors, which (when overweight) may cause the fund’s performance to be more sensitive to developments affecting those companies, industries or market sectors.

Liquidity risk. Some assets held by the fund may be impossible or difficult to sell and some assets that the fund wants to invest in may be impossible or difficult to purchase, particularly during times of market turmoil or due to adverse changes in the conditions of a particular issuer. These illiquid assets may also be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. Recent federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the fund’s ability to buy or sell such securities. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss. The fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).

Cybersecurity risk. Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to fund assets, fund or customer data (including private shareholder information), or proprietary information, cause the fund, the manager, the sub-administrator, the subadviser and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The fund, the manager, the sub-administrator, and the subadviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.

		These and other risks are discussed in more detail in the Prospectus or in the Statement of Additional Information.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at www.leggmason.com/mutualfunds (select fund and share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

		Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.leggmason.com/mutualfunds (select fund and share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%)<br/>Before taxes
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best Quarter (06/30/2009): 19.49 Worst Quarter (09/30/2011): (14.93)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)<br/>(for periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C. Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Effective December 31, 2015, the fund changed its name from ClearBridge Global Growth Trust to ClearBridge International Growth Fund and adopted the fund’s current investment strategies. Prior to December 31, 2015, the fund focused on a global growth strategy, including investments in U.S. based companies. The fund’s past performance would have been different if the fund were managed using the current investment strategies for the entire period.

		The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C. Returns after taxes on distributions and sale of fund shares are higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.
ClearBridge International Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1],[2]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3],[4]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%	[7]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.16%	[9]
1 year	rr_ExpenseExampleYear01	$ 686
3 years	rr_ExpenseExampleYear03	922
5 years	rr_ExpenseExampleYear05	1,177
10 years	rr_ExpenseExampleYear10	1,904
1 year	rr_ExpenseExampleNoRedemptionYear01	686
3 years	rr_ExpenseExampleNoRedemptionYear03	922
5 years	rr_ExpenseExampleNoRedemptionYear05	1,177
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,904
1 year	rr_AverageAnnualReturnYear01	(14.81%)
5 years	rr_AverageAnnualReturnYear05	3.49%
10 years	rr_AverageAnnualReturnYear10		[10]
Since inception	rr_AverageAnnualReturnSinceInception	11.66%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2009
ClearBridge International Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%	[7]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.91%	[9]
1 year	rr_ExpenseExampleYear01	$ 294
3 years	rr_ExpenseExampleYear03	600
5 years	rr_ExpenseExampleYear05	1,031
10 years	rr_ExpenseExampleYear10	2,232
1 year	rr_ExpenseExampleNoRedemptionYear01	194
3 years	rr_ExpenseExampleNoRedemptionYear03	600
5 years	rr_ExpenseExampleNoRedemptionYear05	1,031
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,232
2009	rr_AnnualReturn2009	42.41%
2010	rr_AnnualReturn2010	12.79%
2011	rr_AnnualReturn2011	(2.86%)
2012	rr_AnnualReturn2012	15.66%
2013	rr_AnnualReturn2013	27.77%
2014	rr_AnnualReturn2014	6.41%
2015	rr_AnnualReturn2015	(3.20%)
2016	rr_AnnualReturn2016	(2.79%)
2017	rr_AnnualReturn2017	35.09%
2018	rr_AnnualReturn2018	(10.28%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	14.93%
1 year	rr_AverageAnnualReturnYear01	(11.18%)
5 years	rr_AverageAnnualReturnYear05	3.95%
10 years	rr_AverageAnnualReturnYear10	10.84%
ClearBridge International Growth Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%	[7]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.16%	[9]
1 year	rr_ExpenseExampleYear01	$ 118
3 years	rr_ExpenseExampleYear03	383
5 years	rr_ExpenseExampleYear05	668
10 years	rr_ExpenseExampleYear10	1,482
1 year	rr_ExpenseExampleNoRedemptionYear01	118
3 years	rr_ExpenseExampleNoRedemptionYear03	383
5 years	rr_ExpenseExampleNoRedemptionYear05	668
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,482
1 year	rr_AverageAnnualReturnYear01	(9.62%)
5 years	rr_AverageAnnualReturnYear05	4.73%
10 years	rr_AverageAnnualReturnYear10	11.68%
ClearBridge International Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.54%	[7]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.41%	[9]
1 year	rr_ExpenseExampleYear01	$ 144
3 years	rr_ExpenseExampleYear03	474
5 years	rr_ExpenseExampleYear05	828
10 years	rr_ExpenseExampleYear10	1,824
1 year	rr_ExpenseExampleNoRedemptionYear01	144
3 years	rr_ExpenseExampleNoRedemptionYear03	474
5 years	rr_ExpenseExampleNoRedemptionYear05	828
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,824
1 year	rr_AverageAnnualReturnYear01	(9.84%)
5 years	rr_AverageAnnualReturnYear05	4.46%
10 years	rr_AverageAnnualReturnYear10	11.39%
ClearBridge International Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%	[7]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.89%	[9]
1 year	rr_ExpenseExampleYear01	$ 91
3 years	rr_ExpenseExampleYear03	284
5 years	rr_ExpenseExampleYear05	493
10 years	rr_ExpenseExampleYear10	1,096
1 year	rr_ExpenseExampleNoRedemptionYear01	91
3 years	rr_ExpenseExampleNoRedemptionYear03	284
5 years	rr_ExpenseExampleNoRedemptionYear05	493
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,096
1 year	rr_AverageAnnualReturnYear01	(9.37%)
5 years	rr_AverageAnnualReturnYear05	4.99%
10 years	rr_AverageAnnualReturnYear10	11.97%
ClearBridge International Growth Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%	[7]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[8]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.81%	[9]
1 year	rr_ExpenseExampleYear01	$ 83
3 years	rr_ExpenseExampleYear03	263
5 years	rr_ExpenseExampleYear05	459
10 years	rr_ExpenseExampleYear10	1,024
1 year	rr_ExpenseExampleNoRedemptionYear01	83
3 years	rr_ExpenseExampleNoRedemptionYear03	263
5 years	rr_ExpenseExampleNoRedemptionYear05	459
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,024
ClearBridge International Growth Fund | Return after taxes on distributions | Class C
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(11.18%)
5 years	rr_AverageAnnualReturnYear05	3.95%
10 years	rr_AverageAnnualReturnYear10	10.84%
ClearBridge International Growth Fund | Return after taxes on distributions and sale of fund shares | Class C
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(6.62%)
5 years	rr_AverageAnnualReturnYear05	3.06%
10 years	rr_AverageAnnualReturnYear10	9.01%
ClearBridge International Growth Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(13.79%)	[11]
5 years	rr_AverageAnnualReturnYear05	0.53%	[11]
10 years	rr_AverageAnnualReturnYear10	6.32%	[11]

[1]	Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Sales charges” in the Prospectus.
[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”).
[3]	Maximum deferred sales charge (load) may be reduced over time.
[4]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[5]	If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly by the fund or your Service Agent (with an annual maximum of $15.00 per account). Please contact your Service Agent or the fund for more information.
[6]	“Other expenses” for Class A, Class C and Class I shares have been restated to exclude fees recaptured pursuant to the fund’s expense limitation arrangements. For the year ended October 31, 2018, amounts recaptured totaled 0.01%, 0.02% and 0.03% for Class A, Class C and Class I shares, respectively.
[7]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[8]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 0.90% for Class I shares and 0.80% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
[9]	Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for Class A, Class C, Class FI, Class R and Class IS shares as a result of acquired fund fees and expenses.
[10]	N/A
[11]	For Class A shares, for the period from the class’ inception date to December 31, 2018, the average annual total return of the MSCI EAFE Index was 7.52%.